Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information

20. SEGMENT INFORMATION

The Company is the global leader in selling NAND flash controllers for solid state storage devices. The Company currently operates as one reportable segment. The chief operating decision maker is the Chief Executive Officer.

The Company groups its products into three categories, based on the markets in which they may be used. The following summarizes the Company’s revenue by markets:

	Year Ended December 31
	2016	2017	2018
	US$	US$	US$
Mobile Storage	510,687	480,735	494,012
Mobile Communications	39,322	37,447	30,163
Others	6,137	5,222	6,173

	556,146	523,404	530,348

Revenue is attributed to a geographic area based on the bill-to location. The following summarizes the Company’s revenue by geographic area:

	Year Ended December 31
	2016	2017	2018
	US$	US$	US$
Taiwan	75,926	72,768	70,984
United States	59,390	40,344	53,476
Japan	17,070	18,797	21,171
Korea	183,249	176,813	135,845
China	151,112	126,048	142,948
Others	69,399	88,634	105,924

	556,146	523,404	530,348

Major customers representing at least 10% of net sales

	Year Ended December 31
	2016		2017		2018
	US$	%	US$	%	US$	%
SK Hynix	156,541	28	150,762	29	111,265	21
Intel	*	*	50,205	10	67,791	13

*	Less than 10%

Long-lived assets (property and equipment, net) by geographic area were as follows:

	Year Ended December 31
	2016	2017	2018
	US$	US$	US$
Taiwan	34,011	36,369	96,920
United States	237	242	348
Korea	1,448	1,936	1,645
China	12,181	12,798	2,447
Japan	15	25	50

	47,892	51,370	101,410